Warrant Liability (Details) - Schedule of warrants liability roll forward	6 Months Ended
Apr. 30, 2023 USD ($)
Schedule Of Warrants Liability Roll Forward Abstract
Balance
Issuance of April 2023 Warrants	1,434,942
Changes in fair value	360,557
Balance	$ 1,795,499